Document and Entity Information	Nov. 05, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2021
Entity File Number	000-50687
Entity Registrant Name	ATEL Capital Equipment Fund X LLC
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	68-0517690
Entity Address, Address Line One	The Transamerica Pyramid
Entity Address, Address Line Two	600 Montgomery Street, 9th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	989-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Limited Liability Company Units
Entity Emerging Growth Company	false
Entity Central Index Key	0001186258
Amendment Flag	false